UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Dryden Global Real Estate Fund, Inc.
(f.k.a. Strategic Partners Real Estate Fund, Inc.)

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2007

Date of reporting period:	12/31/2006

Item 1.	Schedule of Investments

Portfolio of Investments

as of December 31, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 95.3%
COMMON STOCKS

Apartments 17.1%
321,839	Archstone-Smith Trust	$18,734,248
115,362	Avalonbay Communities, Inc.	15,002,828
27,089	Bre Properties, Inc. (Class A Stock)	1,761,327
34,825	Camden Property Trust	2,571,826
262,943	Equity Residential	13,344,358
32,549	Essex Property Trust, Inc.	4,206,958
3,936	Mid-America Apartment Communities, Inc.	225,297

		55,846,842

Diversified 22.3%
149,161	AMB Property Corp.	8,742,326
148,795	Boston Properties, Inc.	16,647,185
34,376	British Land Co. (United Kingdom)	1,153,652
15,530	Entertainment Properties Trust	907,573
72,488	Hammerson PLC (United Kingdom)	2,238,239
107,700	Hirco PLC (United Kingdom) (a)	906,761
28,949	Kilroy Realty Corp.	2,258,022
71,976	Land Securities Group PLC (United Kingdom)	3,273,750
47,957	LaSalle Hotel Properties	2,198,828
26,347	Unibail Holding (France)	6,437,634
295,695	Ventas, Inc.	12,513,812
126,445	Vornado Realty Trust	15,363,068

		72,640,850

Healthcare Services 0.2%
15,300	Health Care Property Investors, Inc.	563,346

Hotels 12.5%
39,960	Highland Hospitality Corp.	569,430
794,868	Host Marriott Corp.	19,514,009
89,000	Marriott International, Inc. (Class A Stock)	4,247,080
256,005	Starwood Hotels & Resorts Worldwide, Inc.	16,000,313
14,211	Sunstone Hotel Investors, Inc.	379,860

		40,710,692

Industrial 6.3%
6,299	EastGroup Properties, Inc.	337,374
109,253	ProLogis	6,639,305
137,222	Public Storage, Inc.	13,379,145

		20,355,824

Investment Company 0.4%
817,105	Dawnay, Day Treveria PLC (United Kingdom)	1,337,483

Mall 0.3%
21,587	Taubman Centers, Inc.	1,097,915

Office 12.2%
18,091	Alexandria Real Estate Equities, Inc.	1,816,336
50,579	Brookfield Properties Corp. (Canada)	1,989,272
35,719	Corporate Office Properties Trust	1,802,738
413,124	Douglas Emmett, Inc.	10,984,967

Dryden Global Real Estate Fund F/K/A Strategic Partners Real Estate Fund 1

Portfolio of Investments

as of December 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
180,835	Equity Office Properties Trust	$8,710,822
74,800	Liberty Property Trust	3,675,672
50,600	PS Business Parks, Inc.	3,577,926
46,889	SL Green Realty Corp.	6,225,922
70,300	Thomas Properties Group, Inc.	1,122,691

		39,906,346

R&D – Office 0.4%
47,319	BioMed Realty Trust, Inc.	1,353,323

Retail 15.2%
466,486	Kimco Realty Corp.	20,968,546
49,470	Regency Centers Corp.	3,867,070
244,314	Simon Property Group, Inc.	24,746,565

		49,582,181

Shopping Centers 8.0%
121,593	Acadia Realty Trust	3,042,257
55,460	Equity One, Inc.	1,478,564
44,713	Federal Realty Investment Trust	3,800,605
292,210	General Growth Properties, Inc.	15,262,128
38,300	Saul Centers, Inc.	2,113,777
10,740	Tanger Factory Outlet Centers, Inc.	419,719

		26,117,050

Warehouse/Industrial 0.4%
105,494	DCT Industrial Trust, Inc.	1,244,829

	Total Long-Term Investments (cost $218,085,489)	310,756,681

SHORT-TERM INVESTMENTS 3.7%
AFFILIATED MONEY MARKET MUTUAL FUND

12,184,555	Dryden Core Investment Fund - Taxable Money Market Series (cost $12,184,555) (b)	12,184,555

	Total Investments—99.0% (cost $230,270,044)(c)	322,941,236
	Other Assets in Excess of Liabilities —1.0%	3,173,808

	NET ASSETS —100%	$326,115,044

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the underlying portfolios in which the Portfolio invests.
(c)	The United States federal income tax basis of the Portfolio’s investments was $230,670,301; accordingly, net unrealized appreciation on investments for federal income tax purposes was $92,270,935 (gross unrealized appreciation - $92,467,924; gross unrealized depreciation - $196,989). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

2 Visit our website at www.jennisondryden.com

Note 1. Accounting Policies

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series and the Dryden Short-Term Core Bond Series, Separate Portfolios of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. Taxable Money Market Series and the Dryden Short-Term Core Bond Series are Mutual Funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Global Real Estate Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date February 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date February 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date February 23, 2007

*	Print the name and title of each signing officer under his or her signature.